RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2020
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Schedule of shareholders' equity under the rules of the Argentine Central Bank

12/31/2020
Capital Stock	456,722
Capital Adjustment	2,968,586
Paid in Capital	28,858,170
Legal Reserve	—
Other Reserves	—
Retained earnings	3,412,111
Other Comprehensive Income	642,945
Total shareholders’ equity attributable to the owners of the parent under the rules of the Argentine Central Bank	36,338,534

January 1, 2020
Thousands of AR$
Capital stock	456,722
Capital Adjustment	2,968,586
Issue Premium	28,858,170
Other comprehensive income	117,647
Total shareholders´ equity	32,401,125